General information (Details) - USD ($)			6 Months Ended
	Jan. 01, 2023	Jun. 15, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
General information (Details) [Line Items]
Reorganization, Share Listing Expense		$ 83,411,000
Fair Value Of Shares Issued, Market Price Per Share (in Dollars per share)		$ 9.38
General and administrative expense			$ 41,910,000	$ 139,147,000
Profit (loss)			(86,854,000)	(184,471,000)
Retained earnings			(1,740,968,000)		$ (1,654,114,000)
Cash and cash equivalents			60,466,000	128,438,000	$ 66,427,000	$ 17,556,000
Current assets (liabilities)			(9.8)
Proceeds from issue of ordinary shares	$ 137,000,000
Notional amount			$ 61,000,000
Business Combination And Pipe Financing [Member]
General information (Details) [Line Items]
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				26,600,000
Expense Capitalized				5,600,000
General and administrative expense				$ 21,000,000
Aztiq Pharma Partners Sarl [Member]
General information (Details) [Line Items]
Proportion of ownership interest in subsidiary				38.00%
Alvogen Lux Holdings Sarl [Member]
General information (Details) [Line Items]
Proportion of ownership interest in subsidiary				33.40%
Other Subsidiaries [Member]
General information (Details) [Line Items]
Proportion of ownership interest in subsidiary				28.60%
Maximum Percentage Of Ownership Interest Held By Each Shareholder				3
Ordinary shares [member] | Subscription Agreements [Member]
General information (Details) [Line Items]
Common Stock, Shares Subscribed (in Shares)		17,493,000
Common Stock, Subscription Price Per Share (in Dollars per share)		$ 10
Common Stock, Value, Subscriptions		$ 174,900,000